Long-term Investments: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities:
Available-for-sale Securities

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,104	2,923	–	(3,181)
Total available-for-sale securities	6,104	2,923	–	(3,181)

Investments in available-for-sale securities were as follows as of December 31, 2010:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,448	5,512	–	(936)
Total available-for-sale securities	6,448	5,512	–	(936)